Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents and Restricted Cash [Abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents and restricted cash mentioned below maintained at banks consist of the following:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
RMB denominated bank deposits with:
Financial institutions in the PRC	27,315	13,156
HKD denominated bank deposits with:
Financial institutions in Hong Kong	471	226
U.S. dollar denominated bank deposits with:
Financial institutions in Hong Kong	3,286	3,650
Financial institutions in the PRC	1,587	728
Total	32,659	17,760